SCOPE OF CONSOLIDATION - Other Associates and Joint Ventures that are not Individually Material (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Carrying amount of interests in associates and joint ventures	$ 2,985	$ 2,847
Carrying amount in the statements of financial position	6,087	3,006
Carrying amount of interests in associates and joint ventures	10,319	6,817
Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Carrying amount in the statements of financial position	864	636
Share of:
Income from continuing operations	386	33
Other comprehensive income (loss)	0	(20)
Total comprehensive income	386	13
Aggregated individually immaterial associates
Disclosure of transactions between related parties [line items]
Carrying amount of interests in associates and joint ventures	383	328
Share of:
Income from continuing operations	77	15
Other comprehensive income (loss)	(4)	(8)
Total comprehensive income	73	7
Aggregated individually immaterial associates | Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Carrying amount of interests in associates and joint ventures	1,247	964
Share of:
Income from continuing operations	463	48
Other comprehensive income (loss)	(4)	(28)
Total comprehensive income	$ 459	$ 20